Offsets	Oct. 03, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CorMedix Inc.
Form or Filing Type	S-3
File Number	333-290636
Initial Filing Date	Sep. 30, 2025
Fee Offset Claimed	$ 9,755.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.001 par value per share
Unsold Securities Associated with Fee Offset Claimed	6,323,833
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 70,637,214.60
Termination / Withdrawal Statement	A filing fee of $10,814.56 was previously paid in connection with the Registration Statement on Form S-3 (No. 333-290636) (the “Withdrawn Registration Statement”) filed by the registrant on September 30, 2025. The registrant withdrew the Withdrawn Registration Statement by filing a Form RW on October 3, 2025. As the Withdrawn Registration Statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, such previously paid filing fee will offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CorMedix Inc.
Form or Filing Type	S-3
File Number	333-290636
Filing Date	Sep. 30, 2025
Fee Paid with Fee Offset Source	$ 10,814.56